Stockholders' Equity (Summary Of Warrant Activity) (Details) (Warrant [Member], USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding, Beginning Balance	$ 1,434,121	$ 427,312
Issued	118,000	1,080,187
Exercised	(640,711)
Expired	(62,398)	(73,378)
Outstanding, Ending Balance	$ 849,012	$ 1,434,121